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                                [LETTERHEAD OF
                       SUTHERLAND, ASBILL & BRENNAN LLP]



                                  May 7, 1998

    KIMBERLY J. SMITH
DIRECT LINE: (202) 383-0314
Internet: ksmith@sablaw.com

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

     Re:  Lincoln Life & Annuity Variable Annuity Account L of
          Lincoln Life & Annuity Company of New York
          (File No. 333-10805)
          ----------------------------------------------------

Commissioners:

          On behalf of Lincoln Life & Annuity Company of New York (the "Company") and Lincoln Life & Annuity Variable Annuity Account L (the "Account"), pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the forms of prospectus and statement of additional information dated May 1, 1998 that would have been filed pursuant to paragraph (c) of Rule 497 do not differ from those contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

          Please contact the undersigned at (202) 383-0314 if you have any questions or comments regarding this letter.


                                    Sincerely,

                                    /s/ Kimberly J. Smith

                                    Kimberly J. Smith

cc:  Robert O. Sheppard, Esq.
     Whiting G. Dimock, Esq.